Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Preference shares, par value | (per share)		$ 0.0001
Preference shares, shares authorized	3,000,000	3,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common Class A [Member]
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares authorized	285,000,000	285,000,000
Common stock, shares issued	3,062,500	3,062,500	3,062,500
Common stock, shares outstanding	3,062,500	3,062,500	3,062,500
Common Class B [Member]
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares authorized	18,000,000	18,000,000	18,000,000
Common stock, shares issued	8,000,000	8,000,000	8,000,000
Common stock, shares outstanding	8,000,000	8,000,000	8,000,000